RULE 497 Filing

On behalf of Guggenheim BulletShares 2012 High Yield Corporate Bond ETF, Guggenheim BulletShares 2013 High Yield Corporate Bond ETF, Guggenheim BulletShares 2014 High Yield Corporate Bond ETF and Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (the “Funds”), each a series of Claymore Exchange-Traded Fund Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information. The interactive data file included as an exhibit to this filing relates to the prospectus supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on April 30, 2012 (Accession No. 0000891804-12-000644), which is incorporated by reference into this Rule 497 Filing.